Acquisitions and Disposal of The Discontinued Operations (Details) - Schedule of fair value the assets acquired and liabilities assumed at the date of the acquisition - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021	Dec. 31, 2020
Assets acquired:
Current assets	$ 97,140	$ 97,140
Computer software		66,198
Customer relationships		43,000
Trademark	505,000	505,000
Goodwill	1,809,357	1,809,357
Total assets acquired at fair value	2,520,695	2,520,695
Less: total liabilities assumed	(432,302)	(432,302)
Net asset acquired	2,088,393	2,088,393
Purchase consideration paid:
Fair value of common shares issued	2,028,393	2,028,393
Cash consideration	60,000	60,000
Total purchase consideration paid	$ 2,088,393	$ 2,088,393